UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10253

        Nuveen New York Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            9/30

Date of reporting period:         6/30/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New York Dividend Advantage Municipal Fund 2 (NXK)
	June 30, 2006
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 0.3% (0.2% of Total Investments)
$ 275	New York City Industrial Development Agency, New York, Liberty Revenue Bonds,	9/15 at 100.00	BBB–	$275,382
	IAC/InterActiveCorp, Series 2005, 5.000%, 9/01/35

	Consumer Staples – 2.9% (2.0% of Total Investments)
440	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001,	6/11 at 101.00	BBB	444,101
	5.250%, 6/01/25
500	New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, Series 2003,	6/13 at 100.00	BBB	519,170
	5.750%, 6/01/33
225	Rensselaer Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed	6/12 at 100.00	BBB	226,528
	Bonds, Series 2001A, 5.200%, 6/01/25
	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
775	4.750%, 6/01/22	6/16 at 100.00	BBB	765,762
835	5.000%, 6/01/26	6/16 at 100.00	BBB	818,968

2,775	Total Consumer Staples			2,774,529

	Education and Civic Organizations – 15.6% (10.6% of Total Investments)
2,750	Albany Industrial Development Agency, New York, Revenue Bonds, St. Rose College, Series 2001A,	7/11 at 101.00	Aaa	2,892,313
	5.375%, 7/01/31 – AMBAC Insured
1,975	Amherst Industrial Development Agency, New York, Revenue Bonds, UBF Faculty/Student Housing	8/11 at 102.00	AAA	2,074,698
	Corporation, University of Buffalo Village Green Project, Series 2001A, 5.250%, 8/01/31 –
	AMBAC Insured
90	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure	5/16 at 100.00	BBB–	89,337
	University, Series 2006, 5.000%, 5/01/23
2,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, New York Medical College,	7/08 at 101.00	AAA	2,051,160
	Series 1998, 5.000%, 7/01/21 – MBIA Insured
1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/32 at 100.00	AAA	1,065,320
	Facilities, Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) – XLCA Insured
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Canisius College, Series 2000,	7/11 at 101.00	AAA	1,045,760
	5.250%, 7/01/30 – MBIA Insured
500	Dormitory Authority of the State of New York, Revenue Bonds, City University of New York,	No Opt. Call	AAA	552,585
	Series 2005A, 5.500%, 7/01/18 – FGIC Insured
1,265	Dormitory Authority of the State of New York, Third General Resolution Consolidated Revenue	7/08 at 102.00	AAA	1,307,352
	Bonds, City University System, Series 1998-1, 5.250%, 7/01/25 – FGIC Insured
265	Hempstead Town Industrial Development Agency, New York, Revenue Bonds, Adelphi University,	10/15 at 100.00	A–	265,856
	Civic Facility Project, Series 2005, 5.000%, 10/01/35
2,190	Monroe County Industrial Development Agency, New York, Civic Facility Revenue Bonds, St. John	6/11 at 102.00	AA	2,263,628
	Fisher College, Series 2001, 5.250%, 6/01/26 – RAAI Insured
245	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, St.	10/14 at 100.00	A–	245,113
	Francis College, Series 2004, 5.000%, 10/01/34
1,100	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, YMCA of	2/11 at 100.00	A–	1,122,605
	Greater New York, Series 2002, 5.250%, 8/01/21

14,380	Total Education and Civic Organizations			14,975,727

	Financials – 0.6% (0.4% of Total Investments)
500	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series	No Opt. Call	Aa3	533,085
	2005, 5.250%, 10/01/35

	Health Care – 21.6% (14.6% of Total Investments)
3,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,	8/09 at 101.00	AAA	3,140,730
	Montefiore Medical Center, Series 1999, 5.500%, 8/01/38 – AMBAC Insured
2,505	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, New York	8/09 at 101.00	AAA	2,631,177
	Hospital Medical Center of Queens, Series 1999, 5.550%, 8/15/29 – AMBAC Insured
1,500	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Refunding Bonds,	2/08 at 102.00	AAA	1,553,460
	United Health Services, Series 1997, 5.375%, 8/01/27 – AMBAC Insured
1,620	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical	2/15 at 100.00	AAA	1,666,057
	Center, Series 2005, 5.000%, 2/01/22 – FGIC Insured
1,700	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, St. Lukes Roosevelt	8/15 at 100.00	AA	1,690,429
	Hospital, Series 2005, 4.900%, 8/15/31
500	Dormitory Authority of the State of New York, Insured Revenue Bonds, Franciscan Health	7/07 at 102.00	AA	516,335
	Partnership Obligated Group – Frances Shervier Home and Hospital, Series 1997, 5.500%,
	7/01/17 – RAAI Insured
500	Dormitory Authority of the State of New York, Revenue Bonds, Lenox Hill Hospital Obligated	7/11 at 101.00	Ba2	506,235
	Group, Series 2001, 5.500%, 7/01/30
1,200	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer	7/16 at 100.00	AA	1,220,316
	Center, Series 2006-1, 5.000%, 7/01/35
1,250	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health, Series	7/08 at 100.00	Ba1	1,260,225
	2000C, 5.500%, 7/01/26
1,235	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian	8/14 at 100.00	AAA	1,309,718
	Hospital, Series 2004A, 5.250%, 8/15/15 – FSA Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Nyack Hospital, Series 1996:
115	6.000%, 7/01/06	7/06 at 102.00	B2	114,999
100	6.250%, 7/01/13	7/06 at 102.00	B2	98,194
500	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University	7/13 at 100.00	Baa1	512,395
	Hospital Association, Series 2003A, 5.500%, 7/01/32
290	Livingston County Industrial Development Agency, New York, Civic Facility Revenue Bonds,	7/10 at 100.00	BB	301,148
	Nicholas H. Noyes Hospital, Series 2005, 6.000%, 7/01/30
670	Nassau County Industrial Development Agency, New York, Revenue Refunding Bonds, North Shore	No Opt. Call	A3	700,009
	Health System Obligated Group, Series 2001B, 5.875%, 11/01/11
850	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series	2/09 at 101.00	A2	868,606
	1999A, 5.250%, 2/15/17
500	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series	2/13 at 100.00	AAA	525,930
	2003A, 5.250%, 2/15/22 – AMBAC Insured
495	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten	7/12 at 100.00	B2	499,900
	Island University Hospital, Series 2001B, 6.375%, 7/01/31
500	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten	7/12 at 101.00	B2	507,415
	Island University Hospital, Series 2002C, 6.450%, 7/01/32
	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Huntington Hospital,
	Series 2002C:
425	6.000%, 11/01/22	11/12 at 100.00	Baa1	447,993
610	5.875%, 11/01/32	11/12 at 100.00	Baa1	632,601

20,065	Total Health Care			20,703,872

	Housing/Multifamily – 2.9% (2.0% of Total Investments)
160	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/11 at 101.00	Aa2	165,989
	Series 2001B, 5.250%, 11/01/16
1,000	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	11/11 at 100.00	AA	1,014,390
	Series 2001C-2, 5.400%, 11/01/33 (Alternative Minimum Tax)
	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,
	Series 2002A:
455	5.375%, 11/01/23 (Alternative Minimum Tax)	5/12 at 100.00	AA	466,402
225	5.500%, 11/01/34 (Alternative Minimum Tax)	5/12 at 100.00	AA	229,534
500	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/14 at 100.00	AA	516,660
	Series 2004A, 5.250%, 11/01/30
440	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	11/15 at 100.00	AA	433,462
	Series 2005F-1, 4.750%, 11/01/35

2,780	Total Housing/Multifamily			2,826,437

	Housing/Single Family – 2.4% (1.6% of Total Investments)
950	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 130, 4.650%,	4/15 at 100.00	Aa1	920,294
	4/01/27 (Alternative Minimum Tax)
1,395	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 82, 5.650%,	10/09 at 100.00	Aa1	1,400,399
	4/01/30 (Alternative Minimum Tax)

2,345	Total Housing/Single Family			2,320,693

	Long-Term Care – 3.1% (2.1% of Total Investments)
2,150	Dormitory Authority of the State of New York, Insured Revenue Bonds, Rehabilitation	7/11 at 102.00	AAA	2,211,361
	Association Pooled Loan Program 1, Series 2001A, 5.000%, 7/01/23 – AMBAC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Providence Rest, Series 2005:
50	5.125%, 7/01/30 – ACA Insured	7/15 at 100.00	A	50,738
175	5.000%, 7/01/35 – ACA Insured	7/15 at 100.00	A	174,335
525	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/11 at 101.00	N/R	547,974
	Needs Facilities Pooled Program, Series 2001A-1, 7.250%, 7/01/16

2,900	Total Long-Term Care			2,984,408

	Tax Obligation/General – 12.5% (8.5% of Total Investments)
1,775	Bath Central School District, Steuben County, New York, General Obligation Bonds, Series 2002,	6/12 at 100.00	AAA	1,700,716
	4.000%, 6/15/18 – FGIC Insured
3,620	New York City, New York, General Obligation Bonds, Fiscal Series 1998H, 5.375%, 8/01/27 –	8/08 at 101.00	AAA	3,745,251
	MBIA Insured
750	New York City, New York, General Obligation Bonds, Fiscal Series 2004C, 5.250%, 8/15/16	8/14 at 100.00	A+	791,490
	New York City, New York, General Obligation Bonds, Fiscal Series 2004E:
1,220	5.000%, 11/01/19 – FSA Insured	11/14 at 100.00	AAA	1,268,824
1,100	5.000%, 11/01/20 – FSA Insured	11/14 at 100.00	AAA	1,140,139
750	New York City, New York, General Obligation Bonds, Fiscal Series 2006C, 5.000%, 8/01/16 –	8/15 at 100.00	AAA	788,655
	FSA Insured
2,000	New York City, New York, General Obligation Bonds, Fiscal Series 2006F-1, 5.000%, 9/01/19 –	9/15 at 100.00	AAA	2,079,660
	XLCA Insured
	United Nations Development Corporation, New York, Senior Lien Revenue Bonds, Series 2004A:
250	5.250%, 7/01/23	1/08 at 100.00	A3	253,968
250	5.250%, 7/01/24	1/08 at 100.00	A3	253,968

11,715	Total Tax Obligation/General			12,022,671

	Tax Obligation/Limited – 29.3% (19.8% of Total Investments)
1,000	Battery Park City Authority, New York, Senior Revenue Bonds, Series 2003A, 5.250%, 11/01/21	11/13 at 100.00	AAA	1,061,750
250	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities	2/15 at 100.00	AAA	255,343
	Improvements, Series 2005B, 5.000%, 2/15/30 – AMBAC Insured
	Dormitory Authority of the State of New York, Service Contract Bonds, Child Care Facilities
	Development Program, Series 2002:
1,905	5.375%, 4/01/17	4/12 at 100.00	AA–	1,990,782
1,000	5.375%, 4/01/19	4/12 at 100.00	AA–	1,042,560
125	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	129,408
	2005F, 5.000%, 3/15/21 – FSA Insured
1,750	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A,	11/12 at 100.00	AAA	1,833,895
	5.250%, 11/15/25 – FSA Insured
1,000	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,	No Opt. Call	AA–	1,110,340
	Series 2002A, 5.750%, 1/01/17
560	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003,	1/13 at 102.00	BBB	577,830
	5.500%, 1/01/34
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
1,140	5.000%, 10/15/25 – MBIA Insured	10/14 at 100.00	AAA	1,177,016
835	5.000%, 10/15/26 – MBIA Insured	10/14 at 100.00	AAA	860,943
500	5.000%, 10/15/29 – AMBAC Insured	10/14 at 100.00	AAA	513,800
1,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/13 at 100.00	AAA	1,025,610
	Series 2003E, 5.000%, 2/01/23
1,000	New York City Transitional Finance Authority, New York, Future Tax Secured Refunding Bonds,	2/13 at 100.00	AAA	1,030,660
	Fiscal Series 2003D, 5.000%, 2/01/22 – MBIA Insured
1,000	New York State Environmental Facilities Corporation, Infrastructure Revenue Bonds, Series	3/14 at 100.00	AA–	1,027,930
	2003A, 5.000%, 3/15/21
840	New York State Housing Finance Agency, State Personal Income Tax Revenue Bonds, Economic	9/15 at 100.00	AAA	855,767
	Development and Housing, Series 2006A, 5.000%, 3/15/36
	New York State Municipal Bond Bank Agency, Buffalo, Special Program Revenue Bonds,
	Series 2001A:
1,070	5.250%, 5/15/23 – AMBAC Insured	5/11 at 100.00	AAA	1,119,488
1,125	5.250%, 5/15/24 – AMBAC Insured	5/11 at 100.00	AAA	1,177,031
1,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Generation,	4/14 at 100.00	AAA	1,033,340
	Series 2004, 5.000%, 4/01/21 – MBIA Insured
2,300	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Generation,	No Opt. Call	AAA	2,557,554
	Series 2005B, 5.500%, 4/01/20 – AMBAC Insured
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
2,000	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AAA	2,101,120
2,100	5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AAA	2,201,073
1,000	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/13 at 100.00	AA–	1,060,990
	State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21
2,250	Virgin Islands Public Finance Authority, Senior Lien Revenue Refunding Bonds, Matching Fund	10/08 at 101.00	BBB	2,305,620
	Loan Note, Series 1998A, 5.500%, 10/01/22

26,750	Total Tax Obligation/Limited			28,049,850

	Transportation – 18.0% (12.2% of Total Investments)
2,000	Albany Parking Authority, New York, Revenue Bonds, Series 2001A, 5.625%, 7/15/20	7/11 at 101.00	BBB+	2,100,040
460	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,	11/12 at 100.00	AAA	471,063
	Series 2002A, 5.000%, 11/15/25 – FGIC Insured
1,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK	8/12 at 101.00	B–	1,154,340
	Airport – American Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative Minimum Tax)
485	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/30 –	1/15 at 100.00	AAA	496,296
	AMBAC Insured
	New York State Thruway Authority, General Revenue Bonds, Series 2005G:
300	5.000%, 1/01/30 – FSA Insured	7/15 at 100.00	AAA	307,986
1,300	5.000%, 1/01/32 – FSA Insured	7/15 at 100.00	AAA	1,331,720
3,400	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara	4/09 at 101.00	AAA	3,558,847
	International Airport, Series 1999A, 5.625%, 4/01/29 – MBIA Insured (Alternative Minimum Tax)
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth
	Series 2005:
750	5.000%, 12/01/19 – FSA Insured	6/15 at 101.00	AAA	786,548
1,000	5.000%, 12/01/28 – XLCA Insured	6/15 at 101.00	AAA	1,028,370
280	5.000%, 12/01/31 – XLCA Insured	6/15 at 101.00	AAA	286,740
2,195	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Twentieth	10/07 at 101.00	AAA	2,252,970
	Series 2000, 5.500%, 10/15/35 – MBIA Insured (Alternative Minimum Tax)
2,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Refunding Bonds,	11/12 at 100.00	Aa2	2,564,300
	Series 2002B, 5.000%, 11/15/21
780	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue	No Opt. Call	AAA	868,444
	Refunding Bonds, Series 2002E, 5.500%, 11/15/20 – MBIA Insured

16,450	Total Transportation			17,207,664

	U.S. Guaranteed – 20.8% (14.1% of Total Investments) (4)
400	Dormitory Authority of the State of New York, Revenue Bonds, State Personal Income Tax, Series	3/13 at 100.00	AAA	432,228
	2003A, 5.375%, 3/15/22 (Pre-refunded 3/15/13)
1,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A,	6/08 at 101.00	AAA	1,036,720
	5.250%, 12/01/26 (Pre-refunded 6/01/08) – AMBAC Insured
2,750	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1999A,	10/14 at 100.00	AAA	2,926,605
	5.000%, 4/01/29 (Pre-refunded 10/01/14) – FSA Insured
10	New York City, New York, General Obligation Bonds, Fiscal Series 1998H, 5.375%, 8/01/27	8/08 at 101.00	AAA	10,414
	(Pre-refunded 8/01/08) – MBIA Insured
3,205	New York State Urban Development Corporation, Service Contract Revenue Bonds, Correctional	1/11 at 100.00	AAA	3,367,717
	Facilities, Series 2000C, 5.125%, 1/01/21 (Pre-refunded 1/01/11) – FSA Insured
2,500	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, State	3/12 at 100.00	AAA	2,649,575
	Facilities and Equipment, Series 2002A, 5.125%, 3/15/27 (Pre-refunded 3/15/12)
3,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 1996B,	1/11 at 100.00	AAA	3,161,519
	5.200%, 1/01/22 (Pre-refunded 1/01/11)
5,000	TSASC Inc., New York, Tobacco Flexible Amortization Bonds, Series 1999-1, 6.250%, 7/15/27	7/09 at 101.00	AAA	5,390,697
	(Mandatory put 7/15/19) (Pre-refunded 7/15/09)
900	Utica Industrial Development Agency, New York, Revenue Bonds, Utica College, Series 2004A,	6/09 at 101.00	N/R (4)	976,869
	6.875%, 12/01/34 (Pre-refunded 6/01/09)

18,765	Total U.S. Guaranteed			19,952,344

	Utilities – 15.4% (10.4% of Total Investments)
1,500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001L,	5/11 at 100.00	A–	1,562,325
	5.375%, 5/01/33
1,500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2003C,	9/13 at 100.00	AAA	1,577,055
	5.000%, 9/01/15 – CIFG Insured
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
1,700	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	AAA	1,757,035
1,700	5.000%, 12/01/24 – FGIC Insured	6/16 at 100.00	AAA	1,755,658
1,000	New York City Industrial Development Agency, New York, Revenue Bonds, Brooklyn Navy Yard	10/08 at 102.00	BBB–	1,001,540
	Cogeneration Partners LP, Series 1997, 5.750%, 10/01/36 (Alternative Minimum Tax)
2,000	New York State Power Authority, General Revenue Bonds, Series 2000A, 5.250%, 11/15/40	11/10 at 100.00	Aa2	2,056,460
	New York State Power Authority, General Revenue Bonds, Series 2006A:
320	5.000%, 11/15/18 – FGIC Insured	11/15 at 100.00	AAA	335,482
215	5.000%, 11/15/19 – FGIC Insured	11/15 at 100.00	AAA	224,729
450	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue	11/11 at 101.00	Baa3	467,375
	Bonds, American Ref-Fuel Company of Niagara LP, Series 2001A, 5.450%, 11/15/26 (Mandatory
	put 11/15/12) (Alternative Minimum Tax)
2,000	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue	11/11 at 101.00	Baa3	2,072,540
	Refunding Bonds, American Ref-Fuel Company of Niagara LP, Series 2001D, 5.550%, 11/15/24
	(Mandatory put 11/15/15)
	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue
	Cogeneration Partners Facility, Series 1998:
1,250	5.300%, 1/01/13 (Alternative Minimum Tax)	1/09 at 101.00	N/R	1,219,175
750	5.500%, 1/01/23 (Alternative Minimum Tax)	1/09 at 101.00	N/R	721,687

14,385	Total Utilities			14,751,061

	Water and Sewer – 2.2% (1.5% of Total Investments)
1,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/11 at 101.00	AA+	1,069,560
	Bonds, Fiscal Series 2001D, 5.500%, 6/15/17
1,000	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water	11/12 at 100.00	AAA	1,064,760
	Revolving Funds Revenue Bonds, Pooled Loan Issue, Series 2002F, 5.250%, 11/15/17

2,000	Total Water and Sewer			2,134,320

$ 136,085	Total Investments (cost $138,498,913) – 147.6%			141,512,043

	Other Assets Less Liabilities – 1.4%			1,347,731

	Preferred Shares, at Liquidation Value – (49.0)%			(47,000,000)

	Net Assets Applicable to Common Shares – 100%			$95,859,774

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to
Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard
& Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
N/R	Not rated.

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At June 30, 2006, the cost of investments was $138,448,174.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2006, were as follows:

Gross unrealized:
Appreciation	$3,887,699
Depreciation	(823,830)

Net unrealized appreciation (depreciation) of investments	$3,063,869

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen New York Dividend Advantage Municipal Fund 2

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         August 28, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        August 28, 2006

* Print the name and title of each signing officer under his or her signature.